Schedule of Investments(a)

November 30, 2023

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.00%
Advertising–0.88%
Trade Desk, Inc. (The), Class A(b)	559,759	$39,440,619

Aerospace & Defense–1.21%
TransDigm Group, Inc.	56,395	54,301,054

Apparel Retail–1.09%
TJX Cos., Inc. (The)	553,844	48,799,195

Application Software–7.55%
Adobe, Inc.(b)	187,792	114,742,790

HubSpot, Inc.(b)(c)	72,372	35,746,702

Synopsys, Inc.(b)	198,328	107,737,719

Workday, Inc., Class A(b)	299,786	81,158,066

		339,385,277

Asset Management & Custody Banks–2.18%
Ares Management Corp., Class A	309,424	34,732,844

KKR & Co., Inc., Class A	835,464	63,361,590

		98,094,434

Automobile Manufacturers–1.32%
Ferrari N.V. (Italy)(c)	107,662	38,646,351

Tesla, Inc.(b)	86,581	20,786,366

		59,432,717

Automotive Retail–1.25%
O’Reilly Automotive, Inc., Class R(b)	57,433	56,421,030

Biotechnology–2.18%
Argenx SE, ADR (Netherlands)(b)	32,445	14,620,041

Regeneron Pharmaceuticals, Inc.(b)	48,113	39,635,971

Vertex Pharmaceuticals, Inc.(b)	124,051	44,014,535

		98,270,547

Broadline Retail–6.28%
Amazon.com, Inc.(b)	1,933,581	282,476,848

Cargo Ground Transportation–0.81%
Old Dominion Freight Line, Inc.	93,296	36,297,742

Construction & Engineering–1.03%
Quanta Services, Inc.(c)	245,643	46,257,033

Construction Materials–0.58%
Vulcan Materials Co.	122,991	26,265,958

Consumer Staples Merchandise Retail–1.08%
Costco Wholesale Corp.	81,844	48,512,213

Diversified Support Services–0.49%
Copart, Inc.(b)	440,805	22,137,227

Electrical Components & Equipment–0.77%
Eaton Corp. PLC	151,738	34,549,225

Health Care Distributors–0.83%
McKesson Corp.	79,404	37,364,346

	Shares	Value

Health Care Equipment–2.42%
Boston Scientific Corp.(b)	1,148,331	$64,180,219

Stryker Corp.	151,302	44,835,322

		109,015,541

Homebuilding–0.59%
D.R. Horton, Inc.	208,696	26,644,218

Hotels, Resorts & Cruise Lines–1.56%
Booking Holdings, Inc.(b)	11,234	35,114,114

Marriott International, Inc., Class A	172,837	35,034,060

		70,148,174

Industrial Machinery & Supplies & Components–0.53%
Parker-Hannifin Corp.	54,877	23,771,619

Insurance Brokers–0.76%
Arthur J. Gallagher & Co.	136,778	34,057,722

Interactive Media & Services–9.19%
Alphabet, Inc., Class C(b)	1,790,690	239,809,205

Meta Platforms, Inc., Class A(b)	530,738	173,630,936

		413,440,141

Internet Services & Infrastructure–1.98%
MongoDB, Inc.(b)(c)	129,748	53,941,434

Shopify, Inc., Class A (Canada)(b)	479,720	34,933,210

		88,874,644

Managed Health Care–2.14%
UnitedHealth Group, Inc.	173,977	96,204,062

Movies & Entertainment–1.95%
Netflix, Inc.(b)	184,702	87,543,207

Oil & Gas Equipment & Services–1.01%
Schlumberger N.V.	876,993	45,638,716

Oil & Gas Exploration & Production–1.00%
Diamondback Energy, Inc.	290,339	44,831,245

Packaged Foods & Meats–0.47%
Lamb Weston Holdings, Inc.	212,195	21,225,866

Passenger Ground Transportation–1.56%
Uber Technologies, Inc.(b)	1,248,360	70,382,537

Pharmaceuticals–2.38%
Eli Lilly and Co.	181,179	107,084,036

Real Estate Services–0.46%
CoStar Group, Inc.(b)(c)	251,479	20,882,816

Restaurants–1.52%
Chipotle Mexican Grill, Inc.(b)(c)	16,716	36,812,811

McDonald’s Corp.	111,790	31,506,894

		68,319,705

Semiconductor Materials & Equipment–0.50%
Lam Research Corp.	31,405	22,483,468

See accompanying notes which are an integral part of this schedule.

Invesco Capital Appreciation Fund

	Shares	Value

Semiconductors–10.79%
Advanced Micro Devices, Inc.(b)	604,206	$73,205,599

Broadcom, Inc.	85,481	79,132,326

Monolithic Power Systems, Inc.	69,071	37,900,639

NVIDIA Corp.	596,988	279,211,288

ON Semiconductor Corp.(b)	220,572	15,733,401

		485,183,253

Soft Drinks & Non-alcoholic Beverages–0.97%
Monster Beverage Corp.(b)	789,878	43,561,772

Specialty Chemicals–0.86%
Sherwin-Williams Co. (The)	139,209	38,811,469

Systems Software–14.35%
Microsoft Corp.	1,356,664	514,053,556

Palo Alto Networks, Inc.(b)(c)	183,448	54,133,670

ServiceNow, Inc.(b)	112,774	77,333,643

		645,520,869

Technology Hardware, Storage & Peripherals–6.06%
Apple, Inc.	1,435,859	272,741,417

Trading Companies & Distributors–0.80%
United Rentals, Inc.	75,404	35,893,812

Transaction & Payment Processing Services–5.62%
Mastercard, Inc., Class A	306,173	126,703,573

Visa, Inc., Class A	491,475	126,151,803

		252,855,376

Total Common Stocks & Other Equity Interests (Cost $2,645,514,595)		4,453,121,150

	Shares	Value

Money Market Funds–0.80%
Invesco Government & Agency Portfolio, Institutional Class, 5.28%(d)(e)	12,641,448	$12,641,448

Invesco Liquid Assets Portfolio, Institutional Class, 5.46%(d)(e)	9,027,054	9,031,567

Invesco Treasury Portfolio, Institutional Class, 5.28%(d)(e)	14,447,369	14,447,369

Total Money Market Funds (Cost $36,117,326)		36,120,384

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)–99.80% (Cost $2,681,631,921)		4,489,241,534

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.05%
Invesco Private Government Fund, 5.32%(d)(e)(f)	25,848,290	25,848,290

Invesco Private Prime Fund, 5.55%(d)(e)(f)	66,426,888	66,453,458

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $92,293,003)		92,301,748

TOTAL INVESTMENTS IN SECURITIES–101.85% (Cost $2,773,924,924)		4,581,543,282

OTHER ASSETS LESS LIABILITIES–(1.85)%		(83,439,484)

NET ASSETS–100.00%		$4,498,103,798

Investment Abbreviations:

ADR – American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2023.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$12,338,397	$74,706,093	$(74,403,042)	$-	$-	$12,641,448	$229,897

Invesco Liquid Assets Portfolio, Institutional Class	8,811,180	53,361,495	(53,145,030)	3,092	831	9,031,567	170,923

Invesco Treasury Portfolio, Institutional Class	14,101,025	85,378,392	(85,032,048)	-	-	14,447,369	266,062

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	43,066,889	168,373,056	(185,591,655)	-	-	25,848,290	473,342*

Invesco Private Prime Fund	110,743,431	340,202,562	(384,528,906)	8,858	27,513	66,453,458	1,269,116*

Total	$189,060,922	$722,021,598	$(782,700,681)	$11,950	$28,344	$128,422,132	$2,409,340

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Capital Appreciation Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2023

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$4,453,121,150	$–	$–	$4,453,121,150

Money Market Funds	36,120,384	92,301,748	–	128,422,132

Total Investments	$4,489,241,534	$92,301,748	$–	$4,581,543,282

Invesco Capital Appreciation Fund